Current Assets - Other	12 Months Ended
Jun. 30, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Current Assets - Other	Note 10. Current assets – other
	2019	2018	2017
	A$’000	A$’000	A$’000
Prepayments	535	425	281
	535	425	281